Investments under Resale Agreements and Obligations under Repurchase Agreements	12 Months Ended
Dec. 31, 2020
Disclosure of repurchase and reverse repurchase agreements [text block] [Abstract]
INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

NOTE 06

INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS

a)	As of December 31, 2020 and 2019, the Bank does not have investment under resale agreements.

b)	Obligations arising from repurchase agreements

The Bank raises funds by selling financial instruments and committing itself to buy them back at future dates, plus interest at a predetermined rate. As of December 31, 2020 and 2019, obligations related to instruments sold under repurchase agreements are as follows:

	As of December 31,
	2020				2019
	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total	From 1 day to less than 3 months	More than 3 months and less than 1 year	More than 1 year	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities from Chilean Government and the Chilean Central Bank:
Chilean Central Bank Bonds	-	-	-	-	-	-	-	-
Chilean Central Bank Notes	461.961	-	-	461.961	-	-	-	-
Other securities from the Government and the Chilean Central Bank	507.448	-	-	507.448	379,891	33	-	379,924
Subtotal	969.409	-	-	969.409	379,891	33	-	379,924
Instruments from other domestic institutions:
Time deposits in Chilean financial institutions	399	-	-	399	127	4	-	131
Subtotal	399	-	-	399	127	4	-	131
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-	-	-
Subtotal					-	-	-	-

Total	969,808	-	-	969,808	380,018	37	-	380,055

c)	Below is the detail by portfolio of collateral associated with repurchase agreements as of December 31, 2020 and 2019, valued at fair value:

	As of December 31,
	2020			2019
	Debt instruments at FVOCI	Financial assets held for trading	Total	Debt instruments at FVOCI	Financial assets held for trading	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities:
Chilean Central Bank Bonds	-	-	-	-	-	-
Chilean Central Bank Notes	461,965	-	461,965	-	-	-
Other securities from the Government and the Chilean Central Bank	507,543	-	507,543	379,924	-	379,924
Subtotal	969,508	-	969,508	379,924	-	379,924
Other Chilean securities:
Time deposits in Chilean financial institutions	399	-	399	131	-	131
Subtotal	399	-	399	131	-	131
Instruments from other foreign institutions:
Securities from Government or foreign Central Banks	-	-	-	-	-	-
Subtotal	-	-	-	-	-	-

Total	969,907		969,907	380,055	-	380,055